Pledge of Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Financial Instruments Pledged as Collateral [Abstract]
Trading securities and available-for-sale securities pledged as collateral	¥ 34,558	$ 4,977	¥ 42,737